Loans payable	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Loans payable [Text Block]

10 Loans payable

Shareholder loans	December 31, 2023	December 31, 2022
Principal opening balance	$460,496	$126,780
Net Addition	50,000	325,056
Unrealized foreign exchange	(10,865)	8,660
Principal ending balance	499,631	$460,496

In September 2014, the Company received two loans from an independent shareholder that bear interest of 10% per annum, compounded monthly and are due on demand. During the years ended December 31, 2023 and 2022, the Company received additional loans from a shareholder which are unsecured, non-interest bearing loans which are due on demand. As at December 31, 2023, total accrued interest was $213,057 (December 31, 2022 - $183,169) and was included in account payables and accrued liabilities.

Director loans	December 31, 2023	December 31, 2022
Principal opening balance	$257,742	$343,796
Repayment	-	(104,248)
Unrealized foreign exchange	(6,051)	18,194
Principal ending balance	$251,691	$257,742

The loans bear interest of between 10% and 12% per annum and are repayable on demand. During the year ended December 31, 2022, $77,198 of the principal was settled in shares issued through the private placement. As at December 31, 2023, total interest accrued was $515,790 (December 31, 2022 - $450,378) and was included in account payables and accrued liabilities. During the year ended December 31, 2023, the Company settled $nil (December 31, 2022 - $97,500) in director loans through the issuance of units in a private placement (Note 13).

Executive loans	December 31, 2023	December 31, 2022
Principal opening balance	$-	$87,186
Addition loan	60,626	-
Net repayments	(60,626)	(119,281)
Unrealized foreign exchange	-	32,095
Principal ending balance	$-	$-

As at December 31, 2023, the Company had outstanding loans from the CEO and the CEO's spouse of $nil (December 31, 2022 - $nil). The loans bore interest between 10% and 12% per annum and were due on demand. During the year ended December 31, 2023, the Company received additional loans from an executive which are unsecured. As at December 31, 2023, total interest accrued was $47,446 (December 31, 2022 - $116,147) and was included in account payables and accrued liabilities.

Promissory note	December 31, 2023	December 31, 2022
Principal opening balance	$-	$90,000
Additions	30,000
Settled by shares	-	(90,000)
Principal ending balance	$30,000	$-

During the year ended December 31, 2022, the Company settled $141,181 of the promissory note inclusive of interest in a private placement.

During the year ended December 31, 2023, the Company received a $30,000 promissory that is non-interest bearing and is due on demand.